SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration of credit risk and uncertainties (Details)	12 Months Ended
	Oct. 31, 2022 USD ($)	Oct. 31, 2022 CNY (¥)	Oct. 31, 2022 CNY (¥)	Oct. 31, 2021 USD ($)
Effects of Reinsurance [Line Items]
General insurance expense | ¥		¥ 500,000
Cash and due from banks	$ 2,508			$ 30,024,372
Transfer pricing related adjustments	250,000
PRC
Effects of Reinsurance [Line Items]
General insurance expense	68,000	¥ 500,000
Cash and due from banks	695,000		¥ 5,072,967
Limited insurance	$ 622,000		¥ 4,541,882